SHARE-BASED PAYMENT (Narrative) (Details)	1 Months Ended					12 Months Ended
	Nov. 30, 2017 USD ($) shares	Sep. 30, 2016	Aug. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($) shares	Apr. 27, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Nov. 30, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪) shares	Aug. 30, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪) shares	Jun. 30, 2015 ILS (₪) shares	Apr. 27, 2015 ILS (₪) shares	Dec. 31, 2014 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted						458,950	401,275	504,075
Exercisable shares						1,755,253	1,543,358	1,182,417	1,755,253		1,543,358		1,182,417
Exercise price of options | ₪									₪ 32.47		₪ 35.2		₪ 38.96			₪ 37.98
Dividend yield
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪									15		15
Expected volatility						37.00%	32.00%	42.00%
Risk-free interest rate						0.10%	0.13%	0.07%
Expected average forfeiture rate						1.00%	0.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options | ₪									₪ 57		₪ 57
Expected volatility						45.00%	51.00%	64.00%
Risk-free interest rate						1.83%	1.83%	2.04%
Expected average forfeiture rate						5.00%	5.00%	5.00%
Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted						58,835	29,333
2011 Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description of options		Restricted shares ("RS") awards (options and RS) that generally vest during a four-year period following the date of the grant in 13 installments: 25% of the options vest on the first anniversary of the grant date and 6.25% options vest at the end of each quarter thereafter.
Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	18,000		18,000		120,000
Exercisable shares					120,000										120,000
Exercise price of options | ₪										₪ 21.99		₪ 15.2			₪ 18.74
Fair value of options | $	$ 26,000		$ 41,000		$ 176,000
Chief Executive Officer [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	6,000		6,000
Fair value of options | $	$ 28,000		$ 30,000
Employees options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted						405,950	320,775	356,075
Fair value of options | $						$ 597,000	$ 548,000	$ 749,000
Employees options [Member] | Number of RSs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description of options						RSs are exercisable in 13 installments, 25% of the RSs vest on the first anniversary of the grant date and 6.25% vest at the end of each quarter thereafter into ordinary shares.
Option granted						52,835
Fair value of options | $						$ 238,000
Directors options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	35,000		50,000	25,000
Exercisable shares				25,000										25,000
Exercise price of options | ₪										₪ 21.99		₪ 15.2		₪ 18.74
Fair value of options | $	$ 51,000		$ 114,000	$ 37,000
Consultants options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted					3,000
Exercisable shares					3,000										3,000
Exercise price of options | ₪															₪ 18.74
Fair value of options | $					$ 4,000